Leases - Summary of Supplemental Information Related to Operating Lease (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Supplemental Information Related to Operating Lease transactions [Line Items]
Lease liability payments	$ 79,028	$ 88,272
Lease assets obtained in exchange for liabilities	$ 14,580	$ 87,820
Weighted average remaining lease term — Operating leases	6 years 4 months 24 days	6 years 9 months 18 days
Weighted average discount rate — Operating leases	3.70%	3.50%